Debt (Details) - Schedule of Debt - USD ($) $ in Thousands	Jun. 30, 2024	Sep. 30, 2023
Schedule of Debt [Line Items]
Notes payable	$ 723	$ 1,286
SAFEs		1,512
Total debt	3,218	6,591
Less: Amounts classified as current	(3,218)	(6,591)
Noncurrent portion
Related Party [Member]
Schedule of Debt [Line Items]
7% promissory notes – related parties	2,495	3,793
Notes payable – related parties		444
Promissory Notes-Related parties [Member]
Schedule of Debt [Line Items]
7% promissory notes – related parties	$ 2,495	$ 3,349